SPDR® SERIES TRUST

SPDR S&P® 1500 Value Tilt ETF

SPDR S&P 1500 Momentum Tilt ETF

SPDR Russell 1000® Low Volatility ETF

SPDR Russell 2000® Low Volatility ETF

(each, a “Fund” and collectively, the “Funds”)

Supplement dated December 12, 2016 to the Prospectus and Statement of Additional

Information (“SAI”) each dated October 31, 2016, as supplemented

Effective December 13, 2016 (the “Effective Date”), the name and benchmark index of the SPDR Russell 1000 Low Volatility ETF and the SPDR Russell 2000 Low Volatility ETF will be changed. Accordingly, as of the Effective Date:

•	All references to the name and benchmark index of the SPDR Russell 1000 Low Volatility ETF and the SPDR Russell 2000 Low Volatility ETF in the Prospectus and SAI (except for the benchmark index in each Average Annual Total Return Table) are deleted and replaced as follows:

Current		New
ETF Name (Ticker)	Benchmark Index	ETF Name (Ticker)	Benchmark Index
SPDR Russell 1000 Low Volatility ETF (LGLV)	Russell 1000 Low Volatility Index	SPDR SSGA US Large Cap Low Volatility Index ETF (LGLV)	SSGA US Large Cap Low Volatility Index

SPDR Russell 2000 Low Volatility ETF (SMLV)	Russell 2000 Low Volatility Index	SPDR SSGA US Small Cap Low Volatility Index ETF (SMLV)	SSGA US Small Cap Low Volatility Index

•	In addition, the following, which represents the principal investment strategies of the SPDR SSGA US Large Cap Low Volatility Index ETF, replaces the section entitled “THE FUND’S PRINCIPAL INVESTMENT STRATEGY” beginning on page 9 of the Prospectus:

THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the SSGA US Large Cap Low Volatility Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, may invest the Fund’s assets in a subset of securities in the Index or may invest the Fund’s assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index is designed to measure the performance of the stocks of U.S. large capitalization companies that exhibit low volatility. Volatility is a statistical measurement of the magnitude of movements in a stock’s price over time. The Index constituents are a subset of the largest 1,000 U.S. stocks based on market capitalization listed on a U.S. national securities exchange that have trailing six-month average daily trading volumes of at least 250,000 shares and free float factors (proportion of issued shares of a company available to trade) greater than 50% as of the Index rebalance determination date. This subset serves as the initial universe of eligible securities in the Index (the “Index Universe”). The Index utilizes a proprietary rules-based process that seeks to increase exposure to stocks in the Index Universe that exhibit low volatility. Stocks are assigned to a sector and ranked within each sector according to their volatility. A stock’s volatility is measured by the standard deviation of monthly total returns to that stock’s price over the trailing 5 years as of the Index rebalance determination date. For stocks with less than 5 years of monthly returns, volatility is measured by available monthly returns if the stock has at least 2.5 years of monthly returns or by the average volatility of stocks in the same sector in the Investment Universe if the stock has fewer than 2.5 years of monthly returns. For each sector, stocks with the lowest volatility whose combined free float sector market capitalization equals 30% are selected for inclusion in the Index, including the first stock that brings the combined sector market capitalization above 30%. The Index weights constituent securities such that securities with the lowest volatility receive the highest weights in the Index, subject to liquidity constraints limiting a constituent’s weighting in the Index to 5% and to 20 times the constituent’s weight within the Index Universe. The Index rebalance determination date is 10 business days prior to the last business day of March. Index rebalancings are effective after the close of the last business day of March. As of November 30, 2016, a significant portion of the Index comprised companies in the financial and industrial sectors, although this may change from time to time. As of November 30, 2016, there were 121 securities in the Index.

The Index was created and is sponsored by State Street Global Advisors (the “Index Provider” or “SSGA”), an affiliate of the Fund and of SSGA FM, the Fund’s Adviser. The Index Provider establishes and maintains rules which are used to determine the composition of the Index and relative weightings of the securities in the Index.

•	In addition, the section entitled “PRINCIPAL RISKS OF INVESTING IN THE FUND” beginning on page 10 of the Prospectus is updated as follows to add Industrial Sector Risk as a principal risk of the SPDR SSGA US Large Cap Low Volatility Index ETF:

Industrial Sector Risk: Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrial sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on U.S. and foreign government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets. Transportation securities, a component of the industrial sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

•	In addition, the following, which represents the principal investment strategies of the SPDR SSGA US Small Cap Low Volatility Index ETF, replaces the section entitled “THE FUND’S PRINCIPAL INVESTMENT STRATEGY” beginning on page 13 of the Prospectus:

THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the SSGA US Small Cap Low Volatility Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund.

Based on its analysis of these factors, SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, may invest the Fund’s assets in a subset of securities in the Index or may invest the Fund’s assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index is designed to measure the performance of the stocks of U.S. small capitalization companies that exhibit low volatility. Volatility is a statistical measurement of the magnitude of movements in a stock’s price over time. The Index constituents are a subset of the 2,000 U.S. stocks listed on a U.S. national securities exchange whose market capitalizations rank from 1,001 to 3,000 that have trailing six-month average daily trading volumes of at least 250,000 shares and free float factors (proportion of issued shares of a company available to trade) greater than 50% as of the Index rebalance determination date. This subset serves as the initial universe of eligible securities in the Index (the “Index Universe”). The Index utilizes a proprietary rules-based process that seeks to increase exposure to stocks in the Index Universe that exhibit low volatility. Stocks are assigned to a sector and ranked within each sector according to their volatility. A stock’s volatility is measured by the standard deviation of monthly total returns to that stock’s price over the trailing 5 years as of the Index rebalance determination date. For stocks with less than 5 years of monthly returns, volatility is measured by available monthly returns if the stock has at least 2.5 years of monthly returns or by the average volatility of stocks in the same sector in the Investment Universe if the stock has fewer than 2.5 years of monthly returns. For each sector, stocks with the lowest volatility whose combined free float sector market capitalization equals 30% are selected for inclusion in the Index, including the first stock that brings the combined sector market capitalization above 30%. The Index weights constituent securities such that securities with the lowest volatility receive the highest weights in the Index, subject to liquidity constraints limiting a constituent’s weighting in the Index to 5% and to 20 times the constituent’s weight within the Index Universe. The Index rebalance determination date is 10 business days prior to the last business day of March. Index rebalancings are effective after the close of the last business day of March. As of November 30, 2016, a significant portion of the Index comprised companies in the financial sector, although this may change from time to time. As of November 30, 2016, there were 382 securities in the Index.

The Index was created and is sponsored by State Street Global Advisors (the “Index Provider” or “SSGA”), an affiliate of the Fund and of SSGA FM, the Fund’s Adviser. The Index Provider establishes and maintains rules which are used to determine the composition of the Index and relative weightings of the securities in the Index.

•	In addition, the risk chart within the section entitled “ADDITIONAL RISK INFORMATION” beginning on page 18 of the Prospectus is updated to reflect that Industrial Sector Risk is a principal risk of the SPDR SSGA US Large Cap Low Volatility Index ETF, and the following Industrial Sector Risk has been added to the risk discussion following the risk chart:

Industrial Sector Risk. Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrial sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on U.S. and foreign government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets. Transportation securities, a component of the industrial sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

•	In addition, the following replaces the section entitled “INDEX/TRADEMARK LICENSES/DISCLAIMERS” beginning on page 27 of the Prospectus:

INDEX/TRADEMARK LICENSES/DISCLAIMERS

SPDR S&P 1500 Value Tilt ETF and SPDR S&P 1500 Momentum Tilt ETF

S&P Dow Jones Indices LLC is not affiliated with the Trust, the Adviser, the Funds’ Administrator, Sub-Administrator, Custodian, Transfer Agent, Distributor, or any of their respective affiliates. The Adviser (“Licensee”) has entered into license agreements with S&P Dow Jones Indices LLC pursuant to which the Adviser pays a fee to use its Indexes. The Adviser is sub-licensing rights to the Indexes to the Funds at no charge.

S&P Indexes: “S&P 1500 Low Valuation Tilt Index” and “S&P 1500 Positive Momentum Tilt Index” (together, the “S&P Indexes”) are products of S&P Dow Jones Indices LLC and have been licensed for use by the Adviser. “S&P” is a trademark of Standard & Poor’s Financial Services LLC and together with the names of the S&P Indexes, have been licensed for use by S&P Dow Jones Indices LLC and sub-licensed for use by the Adviser.

THE FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR MARKETED BY S&P DOW JONES INDICES LLC, ITS AFFILIATES, AND/OR THIRD PARTY LICENSORS (INCLUDING, WITHOUT LIMITATION, DOW JONES TRADEMARK HOLDINGS LLC) (COLLECTIVELY, “S&P”). S&P MAKES NO REPRESENTATION, CONDITION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE FUNDS OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE FUNDS PARTICULARLY OR THE ABILITY OF THE S&P INDEXES TO TRACK MARKET PERFORMANCE AND/OR TO ACHIEVE THEIR STATED OBJECTIVE AND/OR TO FORM THE BASIS OF A SUCCESSFUL INVESTMENT STRATEGY, AS APPLICABLE. S&P LICENSES TO THE ADVISER CERTAIN TRADEMARKS AND TRADE NAMES, AS WELL AS THE S&P INDEXES, WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY S&P WITHOUT REGARD TO THE ADVISER OR THE FUNDS. S&P HAS NO OBLIGATION TO TAKE THE NEEDS OF THE ADVISER OR THE OWNERS OF OR INVESTORS IN THE FUNDS INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE S&P INDEXES OR ANY DATA INCLUDED THEREIN OR USED TO CALCULATE THE S&P INDEXES. S&P DOW JONES INDICES LLC IS NOT A FINANCIAL ADVISOR. INCLUSION OF A SECURITY WITHIN AN INDEX IS NOT A RECOMMENDATION BY S&P DOW JONES INDICES TO BUY, SELL, OR HOLD SUCH SECURITY, NOR IS IT CONSIDERED TO BE INVESTMENT ADVICE. S&P IS NOT RESPONSIBLE FOR AND HAS NOT PARTICIPATED IN THE DETERMINATION OF THE PRICES AND AMOUNT OF THE FUNDS OR THE TIMING OF THE ISSUANCE OR SALE OF THE FUNDS OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH FUND SHARES ARE TO BE CONVERTED INTO CASH. S&P HAS NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING, OR TRADING OF THE FUNDS.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P INDEXES OR ANY DATA INCLUDED THEREIN OR USED TO CALCULATE THE S&P INDEXES AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO REPRESENTATION, WARRANTY OR CONDITION, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, OWNERS OF OR INVESTORS IN THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P INDEXES OR ANY DATA INCLUDED THEREIN OR USED TO CALCULATE THE S&P INDEXES. S&P MAKES NO EXPRESS OR IMPLIED REPRESENTATIONS, WARRANTIES OR CONDITIONS, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OR CONDITIONS OF MERCHANT ABILITY OR

FITNESS FOR A PARTICULAR PURPOSE OR USE AND ANY OTHER EXPRESS OR IMPLIED WARRANTY OR CONDITION WITH RESPECT TO THE S&P INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING, BUT NOT LIMITED TO, LOST PROFITS) RESULTING FROM THE USE OF THE S&P INDEXES OR ANY DATA INCLUDED THEREIN, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THE ADVISOR, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

SPDR SSGA US Large Cap Low Volatility Index ETF and SPDR SSGA US Small Cap Low Volatility Index ETF

The Indexes were created and are sponsored by State Street Global Advisors (“SSGA”), an affiliate of the Funds and the Funds’ Adviser. SSGA or one or more of its affiliates has entered into license agreements with the Funds pursuant to which the Funds use the Indexes at no charge.

SSGA establishes and maintains rules which are used to determine the composition of the Indexes and relative weightings of the securities in the Indexes. In order to minimize any potential for conflicts caused by the fact that SSGA acts as Index provider and its affiliate acts as investment adviser to the Funds, SSGA has retained an unaffiliated third party to calculate the Indexes (the “Calculation Agent”). The Calculation Agent, using the rules-based methodologies, will calculate, maintain and disseminate the Indexes on a daily basis. SSGA will monitor the results produced by the Calculation Agent to help ensure that the Indexes are being calculated in accordance with the rules-based methodologies. In addition, SSGA and the Adviser have established policies and procedures designed to prevent non-public information about pending changes to the Indexes from being used or disseminated in an improper manner. Furthermore, SSGA and the Adviser have established policies and procedures designed to prevent improper use and dissemination of non-public information about each Fund’s portfolio strategies.

SSGA, in its role as Index provider, has no obligation to take the needs of the Funds or the owners of Fund Shares into consideration in establishing and maintaining the Indexes. SSGA, in its role as Index provider, does not guarantee the accuracy, completeness, or performance of the Indexes or the data included therein and shall have no liability in connection with the Indexes or Index calculation.

Index Calculation Agent. The Indexes are calculated by NYSE or its affiliates (“NYSE”). The Funds, which are based on the Indexes, are not issued, sponsored, endorsed, sold or promoted by NYSE, and NYSE makes no representation regarding the advisability of investing in such products.

NYSE MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEXES OR ANY DATA INCLUDED THEREIN. IN NO EVENT SHALL NYSE HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

All Funds

SPDR Trademark. The “SPDR” trademark is used under license from Standard & Poor’s Financial Services LLC, an affiliate of The McGraw Hill Financial, Inc. (“S&P”). No Fund offered by the Trust or its affiliates is sponsored, endorsed, sold or promoted by S&P or its affiliates. S&P makes no representation or warranty, express or implied, to the owners of any Fund or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Index on which the Funds are based to track general stock market performance. S&P is not responsible for and has not participated in any determination or calculation made with respect to issuance or redemption of Fund Shares. S&P has no obligation or liability in connection with the administration, marketing or trading of the Funds.

WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING, BUT NOT LIMITED TO, LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

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